UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

Intelligent Real Estate ETF Tailored Shareholder Report

Semi-annual shareholder report July 31, 2026

Intelligent Real Estate ETF

Ticker: REAI (Listed on Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Intelligent Real Estate ETF (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.armadaetfs.com/reai/. You can also request this information by contacting us at (800) 693‑8288 or by writing the Fund at Intelligent Real Estate ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Intelligent Real Estate ETF	$31	0.59%
*	Costs paid as a percentage of investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$1,076
Number of Holdings	23
Total Advisory Fee Paid	$3,073
Portfolio Turnover Rate	12%

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Top Ten Holdings	(% of Total Net Assets)
Equinix, Inc. - REIT	9.4%
Digital Realty Trust, Inc. - REIT	9.4%
Digital Core REIT Management Pte Ltd.	7.5%
Iron Mountain, Inc. - REIT	5.5%
Segro PLC - REIT	5.2%
Public Storage - REIT	4.6%
First Industrial Realty Trust, Inc. - REIT	4.6%
American Tower Corp. - REIT	4.5%
Prologis, Inc. - REIT	4.5%
Keppel DC - REIT	4.3%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.armadaetfs.com/reai/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Residential REIT ETF Tailored Shareholder Report

Semi-annual shareholder report July 31, 2026

Residential REIT ETF

Ticker: HAUS (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Residential REIT ETF (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.armadaetfs.com/haus/. You can also request this information by contacting us at (800) 693-8288 or by writing the Fund at Residential REIT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Residential REIT ETF	$31	0.60%
*	Costs paid as a percentage of investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$8,034
Number of Holdings	23
Total Advisory Fee Paid	$25,967
Portfolio Turnover Rate	5%

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Top Ten Holdings	(% of Total Net Assets)
Diversified Healthcare Trust - REIT	6.9%
Welltower, Inc. - REIT	5.7%
Ventas, Inc. - REIT	5.6%
Public Storage - REIT	5.2%
Essex Property Trust, Inc. - REIT	5.2%
Invitation Homes, Inc. - REIT	5.1%
Equity Residential - REIT	5.0%
American Homes 4 Rent - Class A - REIT	4.8%
Equity LifeStyle Properties, Inc. - REIT	4.8%
UDR, Inc. - REIT	4.8%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.armadaetfs.com/haus/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

July 31, 2026 (Unaudited)

Tidal Trust I

●	Intelligent Real Estate ETF	| REAI	| The Nasdaq Stock Market, LLC

●	Residential REIT ETF	| HAUS	| Cboe BZX Exchange, Inc.

Armada ETFs

Intelligent Real Estate ETF

Schedule of Investments

July 31, 2026 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Real Estate - 96.2%(a)
American Tower Corp. - REIT	279	$48,367
COPT Defense Properties - REIT	989	37,542
Crown Castle, Inc. - REIT	532	40,592
DigiCo Infrastructure - REIT	23,179	41,351
Digital Core REIT Management Pte Ltd.	165,688	81,187
Digital Realty Trust, Inc. - REIT	535	100,858
Equinix, Inc. - REIT	99	100,909
Equity Residential - REIT	167	11,097
First Industrial Realty Trust, Inc. - REIT	748	49,248
Innovative Industrial Properties, Inc. - Class A - REIT	692	40,697
Iron Mountain, Inc. - REIT	480	58,714
Keppel DC - REIT	26,446	45,937
NTT DC - REIT	32,668	30,055
Prologis, Inc. - REIT	334	48,300
Public Storage - REIT	153	49,598
Rexford Industrial Realty, Inc. - REIT	986	37,241
SBA Communications Corp. - Class A - REIT	239	43,254
Segro PLC - REIT	4,291	55,725
STAG Industrial, Inc. - Class A - REIT	1,200	45,912
Tritax Big Box REIT PLC	16,030	36,695
VICI Properties, Inc. - REIT	1,220	32,147
		1,035,426
Telecommunications - 1.7%
VNET Group, Inc. - Class A, ADR(b)	2,656	19,044

TOTAL COMMON STOCKS (Cost $1,017,317)		1,054,470

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(c)	16,748	16,748

TOTAL SHORT-TERM INVESTMENTS (Cost $16,748)		16,748

TOTAL INVESTMENTS - 99.5% (Cost $1,034,065)		1,071,218
Other Assets in Excess of Liabilities - 0.5%		5,185
TOTAL NET ASSETS - 100.0%		$1,076,403

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Residential REIT ETF

Schedule of Investments

July 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Real Estate - 99.3%(a)
American Homes 4 Rent - Class A - REIT	11,655	$389,510
Apartment Investment and Management Co. - Class A - REIT	56,524	152,050
AvalonBay Communities, Inc. - REIT	2,042	379,016
Camden Property Trust - REIT	3,403	377,086
Centerspace - REIT	5,022	275,406
Diversified Healthcare Trust - REIT	61,993	551,738
Elme Communities - REIT	116,301	187,245
Equity LifeStyle Properties, Inc. - REIT	5,954	387,427
Equity Residential - REIT	6,032	400,826
Essex Property Trust, Inc. - REIT	1,459	414,560
Extra Space Storage, Inc. - REIT	2,587	382,979
Independence Realty Trust, Inc. - REIT	19,285	320,710
Invitation Homes, Inc. - REIT	13,738	408,293
Mid-America Apartment Communities, Inc. - REIT	2,714	359,171
Millrose Properties, Inc. - Class A - REIT	10,806	302,352
NexPoint Residential Trust, Inc. - REIT	10,814	282,354
Public Storage - REIT	1,299	421,097
Sun Communities, Inc. - REIT	2,901	358,215
UDR, Inc. - REIT	10,052	383,584
UMH Properties, Inc. - REIT	22,730	343,450
Ventas, Inc. - REIT	4,827	451,373
Welltower, Inc. - REIT	1,949	456,924
		7,985,366

TOTAL COMMON STOCKS (Cost $8,355,655)		7,985,366

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	52,292	52,292

TOTAL SHORT-TERM INVESTMENTS (Cost $52,292)		52,292

TOTAL INVESTMENTS - 100.0% (Cost $8,407,947)		8,037,658
Liabilities in Excess of Other Assets - 0.0%(c)		(3,598)
TOTAL NET ASSETS - 100.0%		$8,034,060

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2026 (Unaudited)

	Intelligent Real Estate ETF	Residential REIT ETF
ASSETS:
Investments, at value (cost $1,034,065 and $8,407,947) (Note 2)	$1,071,218	$8,037,658
Dividends receivable	5,676	620
Interest receivable	45	89
Total assets	1,076,939	8,038,367

LIABILITIES: Payable to adviser (Note 4)	536	4,307
Total liabilities	536	4,307
NET ASSETS	$1,076,403	$8,034,060

NET ASSETS CONSIST OF: Paid-in capital	$1,178,372	$8,546,413
Total distributable earnings/(accumulated losses)	(101,969)	(512,353)
Total net assets	$1,076,403	$8,034,060

Net assets	$1,076,403	$8,034,060
Shares issued and outstanding(a)	50,000	430,000
Net asset value per share	$21.53	$18.68

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended July 31, 2026 (Unaudited)

	Intelligent Real Estate ETF	Residential REIT ETF
INVESTMENT INCOME:
Dividend income	$23,199	$242,592
Interest income	159	2,855
Less: Dividend withholding taxes	(1,026)	–
Total investment income	22,332	245,447

EXPENSES:
Investment advisory fee (Note 4)	3,073	25,967
Total expenses	3,073	25,967
NET INVESTMENT INCOME (LOSS)	19,259	219,480

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,131)	67,476
In-kind redemptions	–	102,120
Foreign currency transactions	(153)	–
Net realized gain (loss)	(4,284)	169,596
Net change in unrealized appreciation (depreciation) on:
Investments	72,219	246,469
Foreign currency translations	21	–
Net change in unrealized appreciation (depreciation)	72,240	246,469
Net realized and unrealized gain (loss)	67,956	416,065
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$87,215	$635,545

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Intelligent Real Estate ETF		Residential REIT ETF
	Period Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026	Period Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
OPERATIONS:
Net investment income (loss)	$19,259	$61,795	$219,480	$142,445
Net realized gain (loss)	(4,284)	(268,086)	169,596	116,680
Net change in unrealized appreciation (depreciation)	72,240	61,266	246,469	(370,345)
Net increase (decrease) in net assets resulting from operations	87,215	(145,025)	635,545	(111,220)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,016)	(77,535)	(196,681)	(152,660)
From return of capital	–	(16,890)	–	(94,267)
Total distributions to shareholders	(8,016)	(94,425)	(196,681)	(246,927)

CAPITAL TRANSACTIONS:
Subscriptions	–	3,428,170	–	3,058,957
Redemptions	–	(5,829,998)	(1,281,491)	(1,218,637)
Net increase (decrease) in net assets from capital transactions	–	(2,401,828)	(1,281,491)	1,840,320

NET INCREASE (DECREASE) IN NET ASSETS	79,199	(2,641,278)	(842,627)	1,482,173

NET ASSETS:
Beginning of the period	997,204	3,638,482	8,876,687	7,394,514
End of the period	$1,076,403	$997,204	$8,034,060	$8,876,687

SHARE TRANSACTIONS
Subscriptions	–	175,000	–	170,000
Redemptions	–	(300,000)	(70,000)	(70,000)
Total increase (decrease) in shares outstanding	–	(125,000)	(70,000)	100,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Intelligent Real Estate ETF
	Period Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026	Year Ended January 31, 2025		Period Ended January 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.94	$20.79	$19.16	`	$20.00

INVESTMENT OPERATIONS: Net investment income (loss)(b)	0.39	0.54	0.58		0.33
Net realized and unrealized gain (loss)(c)	1.36	(0.45)	1.75		(0.77)
Total from investment operations	1.75	0.09	2.33		(0.44)

LESS DISTRIBUTIONS FROM: Net investment income	(0.16)	(0.64)	(0.59)		(0.30)
Net realized gains	–	(0.13)	(0.11)		–
Return of capital	–	(0.17)	–		(0.10)
Total distributions	(0.16)	(0.94)	(0.70)		(0.40)

Net asset value, end of period	$21.53	$19.94	$20.79		$19.16
TOTAL RETURN(d)	8.85%	0.67%	12.23%		(2.15)%

SUPPLEMENTAL DATA AND RATIOS: Net assets, end of period (in thousands)	$1,076	$997	$3,638		$3,354
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%		0.59%
Ratio of net investment income to average net assets(e)	3.70%	2.76%	2.82%		2.69%
Portfolio turnover rate(d)(f)	12%	125%	153%		69%

(a)	Inception date of the Fund was June 12, 2023. The information presented is from June 12, 2023 to January 31, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Residential REIT ETF
	Period Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026	Year Ended January 31, 2025	Year Ended January 31, 2024	Period Ended January 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$17.75	$18.49	$15.86	$16.55	$20.00

INVESTMENTS OPERATIONS: Net investment income (loss)(b)	0.46	0.31	0.40	0.30	0.25
Net realized and unrealized gain (loss)(c)	0.89	(0.48)	2.62	(0.56)	(3.36)
Total from investment operations	1.35	(0.17)	3.02	(0.26)	(3.11)

LESS DISTRIBUTIONS FROM: Net investment income	(0.42)	(0.35)	(0.39)	(0.31)	(0.24)
Net realized gains	–	–	–	–	(0.10)
Return of capital	–	(0.22)	–	(0.12)	–
Total distributions	(0.42)	(0.57)	(0.39)	(0.43)	(0.34)

Net asset value, end of period	$18.68	$17.75	$18.49	$15.86	$16.55
TOTAL RETURN(d)	7.63%	(0.84)%	19.09%	(1.39)%	(15.56)%

SUPPLEMENTAL DATA AND RATIOS: Net assets, end of period (in thousands)	$8,034	$8,877	$7,395	$2,221	$4,139
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	5.07%	1.74%	2.12%	1.93%	1.59%
Portfolio turnover rate(d)(f)	5%	33%	6%	57%	15%

(a)	Inception date of the Fund was February 28, 2022. The information presented is from February 28, 2022 to January 31, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Intelligent Real Estate ETF and Residential REIT ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Armada ETF Advisors LLC (d/b/a Armada ETFs) (“Armada” or the “Sub-Adviser”), serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Intelligent Real Estate ETF commenced operations on June 12, 2023 and the Residential REIT ETF commenced operations on February 28, 2022.

The investment objective of each Fund is to seek total return.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

July 31, 2026 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund's investments as of July 31, 2026:

Intelligent Real Estate ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,054,470	$–	$–	$1,054,470
Money Market Funds	16,748	–	–	16,748
Total Investments	$1,071,218	$–	$–	$1,071,218

Residential REIT ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,985,366	$–	$–	$7,985,366
Money Market Funds	52,292	–	–	52,292
Total Investments	$8,037,658	$–	$–	$8,037,658

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to Financial Statements

July 31, 2026 (Unaudited)

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NASDAQ and Cboe BZX Exchange, Inc. are closed for trading.

Notes to Financial Statements

July 31, 2026 (Unaudited)

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Concentration Risk. The Funds’ investments will be concentrated in the real estate industry. As a result, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Convertible Securities Risk (Residential REIT ETF Only). Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Convertible securities are also subject to counterparty risk which is the likelihood or probability that one of the parties involved in an agreement, or participating in a transaction, might default on its contractual obligation. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund which could affect the Fund’s performance.

Data Risk (Intelligent Real Estate ETF Only). The Sub-Adviser relies heavily on publicly available data about non-traded REITs and publicly-traded REITs. If data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the data been correct and complete.

Debt Securities Risk. The Funds invest in asset-backed securities, which are debt securities that involve certain risks, including:

•	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” or repay the security prior to its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income.

•	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

•	Extension Risk. When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall.

Notes to Financial Statements

July 31, 2026 (Unaudited)

Derivatives Risk (Residential REIT ETF Only). The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

•	Swap Agreements Risk. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, and leverage risk. Swap agreements could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund, if the reference index, security, or investments do not perform as expected, or if the counterparty defaults.

•	Options Risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Exchange-Traded Fund (“ETF”) Risk.

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Notes to Financial Statements

July 31, 2026 (Unaudited)

•	Cash Redemption Risk. The Funds’ investment strategy may require them to redeem Shares for cash or to otherwise include cash as part of their redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., MBS that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize capital gains they might not have recognized if they had made a redemption in-kind. As a result, the Funds may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Funds’ NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•	Trading. Although Shares are listed on a national securities exchange, such as NASDAQ and Cboe BZX Exchange, Inc., and may be traded on U.S. exchanges other than the NASDAQ and Cboe BZX Exchange, Inc., there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Funds’ portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to

Notes to Financial Statements

July 31, 2026 (Unaudited)

a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Management Risk. The Funds are actively managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds. In addition, the Sub-Adviser’s strategy is based on its analysis of both non-traded REITs and publicly-traded REITs. A number of factors, such as the location and quality of actual real estate included in a REIT, as well as tenancy rates and leverage, can have a significant impact on a REIT’s performance and cause the performance of REITs with similar asset allocations to vary widely performance-wise. Further, REITs are sensitive to socio-economic trends, such as work-from-home, demographic shifts, and interest rate changes. The Sub-Adviser analyzes such factors for the Funds’ investment strategy. However, the Sub-Adviser’s analysis concerning particular REITs may prove to be inaccurate, which could cause the Funds’ portfolio to behave differently than anticipated.

Mortgage-Related Securities (“MBS”) Risk. Mortgage-related securities, including Commercial Mortgage-Backed Securities (“CMBS”) and Residential Mortgage-Backed Securities (“RMBS”), may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of MBS, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Funds’ overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

•	CMBS Risk (Intelligent Real Estate ETF Only). CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

•	RMBS Risk. RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. The risks associated with RMBS are greater for those in the Alt-A and subprime first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.

Non-Diversification Risk. Because the Funds are “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall value to decline to a greater degree than if the Funds held a more diversified portfolio.

Other Investment Companies Risk (Residential REIT ETF Only). The Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. By investing in another

Notes to Financial Statements

July 31, 2026 (Unaudited)

investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Real Estate Securities Risk. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Funds’ investments in Residential REITs and Real Estate-Related Securities. Investing in Residential REITs and Real Estate-Related Securities may subject the Funds to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Funds’ investment in Residential REITs and Real Estate-Related Securities. Real estate investments are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate investments are also subject to heavy cash flow dependency and defaults by borrowers.

REIT Risk. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Funds’ Statement of Additional Information (“SAI”). Through its investments in REITs, the Funds are subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Funds invest in REITs concentrated in specific geographic areas or property types, the Funds may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Funds will indirectly bear a proportionate share of those fees and expenses. The valuation methods used by public, non-traded REITs to value underlying holdings may differ from the valuation methods used by publicly-traded REITs in which the Funds invest. As a result, the underlying valuations of properties held by public, non-traded REITs may diverge from valuations of properties held by publicly-traded REITs.

Sub-Adviser – Potential Conflicts of Interest Risk. A principal associated with an affiliated entity under common control with the Sub-Adviser and who was the former controlling owner of the Sub-Adviser (the “Principal”) may, from time to time, buy and sell real estate to or from one or more publicly-traded REITs (“Target REITs”). The Target REITs may be holdings, or potential holdings, of the Funds. Any of these Principal-Target REIT transactions would be conducted through a separate entity controlled by the Principal, not directly by the Sub-Adviser or the Funds. The Principal does not have access to confidential information about the Sub-Adviser’s investment decisions for the Funds, does not participate in making investment recommendations for the Sub-Adviser or the Funds, and does not have access to those recommendations. To avoid potential conflicts of interest arising from any Principal-Target REIT transactions, the Sub-Adviser has established a policy to ensure that the Funds’ portfolio manager for the Sub-Adviser does not receive sensitive, non-public information about the investment activities of the Principal. The policy also prevents the Principal from accessing non-public information about the investment activities of the Sub-Adviser.

Notes to Financial Statements

July 31, 2026 (Unaudited)

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Intelligent Real Estate ETF	0.59%
Residential REIT ETF	0.60%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended July 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund's portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.02% of each Fund's average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for all or a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the corresponding profits, if any, generated by the Funds' Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average

Notes to Financial Statements

July 31, 2026 (Unaudited)

daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian. Prior to August 1, 2025, Fund Services also served as the Funds' sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated its business activities and determined that it operates as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, who serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
Intelligent Real Estate ETF	$120,637	$125,548
Residential REIT ETF	524,131	457,026

For the period ended July 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended July 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Notes to Financial Statements

July 31, 2026 (Unaudited)

Fund	Purchases	Sales
Intelligent Real Estate ETF	$-	$-
Residential REIT ETF	-	1,260,264

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended July 31, 2026 (estimated) and the most recent fiscal year ended January 31, 2026 were as follows:

Distributions paid from:	July 31, 2026	January 31, 2026
Intelligent Real Estate ETF
Ordinary Income	$8,016	$64,114
Long-Term Capital Gains	–	13,421
Return of Capital	–	16,890
Residential REIT ETF
Ordinary Income	196,681	152,660
Return of Capital	–	94,267

As of the most recent fiscal year ended January 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Intelligent Real Estate ETF	Residential REIT ETF
Cost of investments(a)	$1,036,171	$9,604,256
Gross tax unrealized appreciation	11,243	247,266
Gross tax unrealized depreciation	(50,613)	(978,661)
Net tax unrealized appreciation (depreciation)	(39,370)	(731,395)
Undistributed ordinary income (loss)	–	–
Undistributed long-term capital gain (loss)	–	–
Other accumulated gain (loss)	(141,798)	(219,822)

Total distributable earnings/(accumulated losses)	$(181,168)	$(951,217)

(a)	The difference between cost amounts for financial statement and federal income tax purposes is primarily related to wash sale adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended January 31, 2026, the Funds had not elected to defer any post-October or late-year losses.

As of the most recent fiscal year ended January 31, 2026, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire:

Notes to Financial Statements

July 31, 2026 (Unaudited)

Fund	Short-Term	Long-Term
Intelligent Real Estate ETF	$121,844	$19,954
Residential REIT ETF	60,288	159,534

NOTE 8 - SHARES TRANSACTIONS

Shares of the Intelligent Real Estate ETF and Residential REIT ETF are listed and traded on the NASDAQ and the Cboe BZX Exchange, Inc., respectively. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

Notes to Financial Statements

July 31, 2026 (Unaudited)

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which did not have a material impact on the Funds' financial statements or disclosures.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 8, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2026

* Print the name and title of each signing officer under his or her signature.